Fair value of purchased MSRs, their related valuation assumptions and sensitivity to immediate changes in those assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 45,346	$ 51,703
Weighted average life (in years)	0 years 0 months 3979 days	0 years 0 months 4015 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.20%	9.10%
Impact on fair value of 10% adverse change	(1,969)	(2,350)
Impact on fair value of 20% adverse change	(3,478)	(4,024)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	10.80%	11.40%
Impact on fair value of 10% adverse change	(2,073)	(2,516)
Impact on fair value of 20% adverse change	$ (3,655)	$ (4,317)